REVENUE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Revenue
Gold revenue	$ 175,793
Silver revenue	1,994
Revenue from contracts with customers	177,787
Gain on revaluation of derivatives in trade receivables	146
Total revenue	177,933
Dore
Revenue
Gold revenue	122,685
Silver revenue	649
Concentrate
Revenue
Gold revenue	53,109
Silver revenue	$ 1,344